Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures”, provides a definition of fair value, establishes a framework for measuring fair value, and requires expanded disclosures about fair value measurements. The standard applies when GAAP requires or allows assets or liabilities to be measured at fair value; therefore, it does not expand the use of fair value in any new circumstance.
The Company utilized a pricing service to estimate fair value measurements for approximately 100.0% of its fixed maturities. For investments that have quoted market prices in active markets, the Company uses the quoted market prices as fair value and includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. The Company receives the quoted market prices from nationally recognized third-party pricing services (“pricing services”). When quoted market prices are unavailable, the Company utilizes a pricing service to determine an estimate of fair value. This pricing method is used, primarily, for fixed maturities. The fair value estimates provided by the pricing service are included in Level 2 of the fair value hierarchy. If the Company determines that the fair value estimate provided by the pricing service does not represent fair value or if quoted market prices and an estimate from pricing services are unavailable, the Company produces an estimate of fair value based on dealer quotations of the bid price for recent activity in positions with the same or similar characteristics to that being valued or through consensus pricing of a pricing service. Depending on the level of observable inputs, the Company will then determine if the estimate is in Level 2 or Level 3 of the fair value hierarchy.
The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of March 31, 2014.
Equity Securities ‑ For public common and preferred stocks, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stocks held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stocks as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2.
U.S. Treasury and Federal Agencies ‑ Comprised of primarily bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in the Level 2 fair value hierarchy.
State and Political Subdivision Bonds ‑ Comprised of bonds and auction rate securities issued by U.S. state and municipality entities or agencies. The fair values of municipal bonds are generally priced by pricing services. The pricing services typically use spreads obtained from broker-dealers, trade prices and the new issue market. As the significant inputs used to price the municipal bonds are observable market inputs, these are classified within Level 2. Municipal auction rate securities are reported in the consolidated balance sheets at cost which approximates their fair value.
Corporate Bonds ‑ Comprised of bonds issued by corporations and are generally priced by pricing services. The fair values of corporate bonds that are short term are priced, by the pricing services, using the spread above the London Interbank Offering Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in the Level 2 fair value hierarchy.
Mortgage-backed Securities ‑ Comprised of commercial and residential mortgage-backed securities. These securities are priced by independent pricing services and brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price are observable market inputs, the fair value of these securities are included in the Level 2 fair value hierarchy.
Premiums and other receivable - The carrying values reported in the accompanying balance sheets for these financial instruments approximate their fair values due to the short term nature of these assets.
Notes Payable - The amount reported in the accompanying balance sheets for this financial instrument represents the carrying value of the debt.
In accordance with ASC 820, assets and liabilities measured at fair value on a recurring basis are as follows:

March 31, 2014	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Equity securities:
Common stock	$1,549	$—	$—	$1,549
Preferred stock	—	4,692	—	4,692
Fixed maturities:				—
U.S. Treasury and Federal agencies	29,041	—	—	29,041
State and political subdivision bonds	—	104,394	—	104,394
Residential mortgage-backed securities	—	379,186	—	379,186
Corporate bonds	—	641,832	—	641,832
Commercial mortgage-backed securities	—	21,691	—	21,691
Other investments	—	—	3,242	3,242
Total assets	$30,590	$1,151,795	$3,242	$1,185,627

Liabilities
Securities sold under agreements to repurchase	$—	$66,993	$—	$66,993
Total liabilities	$—	$66,993	$—	$66,993

December 31, 2013	Recurring Fair Value Measures
	Level 1	Level 2	Level 3	Total
Assets
Common stock	$1,939	$—	$—	$1,939
Preferred stock	—	4,348	—	4,348
Fixed maturities:				—
U.S. Treasury and Federal agencies	31,575	—	—	31,575
State and political subdivision bonds	—	99,584	—	99,584
Residential mortgage-backed securities	—	269,429	—	269,429
Corporate bonds	—	491,795	—	491,795
Commercial mortgage-backed securities	—	8,128	—	8,128
Other investments	—	—	2,893	2,893
Total assets	$33,514	$873,284	$2,893	$909,691

Liabilities
Securities sold under agreements to repurchase	$—	$109,629	$—	$109,629
Total liabilities	$—	$109,629	$—	$109,629

There have not been any transfers between Level 1 and Level 2, or Level 2 and Level 3, respectively, during the periods represented by these condensed consolidated financial statements.

The Company does not measure any assets or liabilities at fair value on a nonrecurring basis at March 31, 2014. The carrying value of the Company’s cash and cash equivalents, premiums and other receivables, accrued interest, accounts payable and accrued expenses approximates fair value given the short-term nature of such items.